LEASES - Additional Information (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2009 USD ($) Options	Dec. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Nov. 30, 2019 ft²
Description of Lessor Leasing Arrangements, Operating Leases			During January 2009, the Company entered into an operating lease for its office and warehouse location in Owings Mills, Maryland which was set to expire in March 2019
Operating Lease Rent Increment Percentage	2.50%
Term of renewal options that are not included in measurement of lease term	1 year
Number of one-year renewal options that are not included in measurement of lease term | Options	3
Operating Leases, Rent Expense			$ 239,557	$ 208,734
Lease, Practical Expedients, Package [true false]		true	true
Non Cash Right Of Use Asset In Exchange For Operating Lease Liability	$ 485,000			485,948
Right-of-use assets		$ 43,965	$ 171,122	329,698
Non Cash Right Of Use Asset In Exchange For Operating Lease Liability		485,000
Lease liabilities		$ 43,965	$ 171,122	$ 329,698
Weighted-average remaining lease term		25 years	1 year	2 years
Weighted-average discount rate		6.00%	6.00%	6.00%
Cash paid for amounts included in measurement of lease liabilities		$ 128,600	$ 173,622	$ 160,605
Operating lease costs			$ 173,622	$ 160,605
Office in Naperville [Member]
Land Subject to Ground Leases | ft²					3,400